COST OF REVENUES AND SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Cost of Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Salaries, employee benefits and social security taxes		$ (293,171)	$ (239,013)	$ (176,320)
Shared-based compensation expense		(4,248)	(5,666)	(917)
Depreciation and amortization expense		(4,022)	(4,339)	(4,281)
Travel and housing		(6,623)	(6,631)	(6,586)
Office expenses		(2,082)	(1,692)	(1,084)
Professional services		(5,248)	(5,005)	(1,754)
Promotional and marketing expenses		(1,575)	(244)	(170)
Recruiting, training and other employee expenses		(1,382)	(415)	(216)
Taxes		(203)	(166)	(67)
Cost of sales	[1],[2]	$ (318,554)	$ (263,171)	$ (191,395)

[1]	Includes depreciation and amortization expense of 4,022, 4,339 and 4,281 for 2018, 2017 and 2016, respectively. See note 6.1.
[2]	Includes share-based compensation expense of 4,248, 5,666 and 917 under cost of revenues; and 8,665, 8,798 and 2,703 under selling, general and administrative expenses for 2018, 2017 and 2016, respectively. See note 6.